Nature of Operations and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Vessels Chartered

The following table provides information about the 18 vessels owned as at December 31, 2014:

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL	Charterer	Charter Remaining Duration (years) (2)	Daily Charter Rate
Ville d’Orion	4,113	1997	December 2007	Sea Consortium	0.30	$8.000
Ville d’Aquarius	4,113	1996	December 2007	Sea Consortium	0.30	$8.390
CMA CGM Matisse (3)	2,262	1999	December 2007	CMA CGM	5.00	$15.300
CMA CGM Utrillo (3)	2,262	1999	December 2007	CMA CGM	5.00	$15.300
Delmas Keta	2,207	2003	December 2007	CMA CGM	3.00	$18.465
Julie Delmas (4)	2,207	2002	December 2007	CMA CGM	3.00	$18.465
Kumasi	2,207	2002	December 2007	CMA CGM	3.00	$18.465
Marie Delmas	2,207	2002	December 2007	CMA CGM	3.00	$18.465
CMA CGM La Tour (3)	2,272	2001	December 2007	CMA CGM	5.00	$15.300
CMA CGM Manet (3)	2,272	2001	December 2007	CMA CGM	5.00	$15.300
CMA CGM Alcazar	5,089	2007	January 2008	CMA CGM	6.00	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	CMA CGM	6.00	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	CMA CGM	11.00	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	CMA CGM	8.00	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	CMA CGM	8.00	$25.350
CMA CGM America	4,045	2006	December 2008	CMA CGM	8.00	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	CMA CGM	6.75	$34.000
OOCL Tianjin	8,063	2005	October 2014	OOCL	3.00	$34.500

(1)	Twenty-foot Equivalent Units.
(2)	Plus or minus 90 days, other than (i) Ville d’Orion which is between January 17 and July 17, 2015, (ii) Ville d’Aquarius which is between April 3 and June 3, 2015, and (iii) OOCL Tianjin which is between October 28, 2017 and January 28, 2018, all at charterer’s option.
(3)	The charters on these four vessels were extended in February 2014 by three years with new expiry dates in December 2019 at an amended daily charter rate of $15.300 per day with effect from February 1, 2014.
(4)	One of the cranes on-board Julie Delmas was found to be damaged in January 2014 and was out of service. The Company agreed with CMA CGM to reduce the daily charter rate pro-rata, from $18,465 to $10,000 per day from February 9, 2014, to reflect the diminished performance of the vessel, for as long as the crane was not operational. The crane was repaired with effect from July 14, 2014 when the daily charter rate reverted to $18,465.